The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries, additional information (Details) - USD ($) $ in Millions				12 Months Ended
	Jul. 31, 2024	Oct. 12, 2023	Jun. 29, 2022	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2024	Sep. 30, 2024
Disclosure of detailed information about business combination [line items]
Put option liability				$ 86		$ 0	$ 79
Effect of buy-out of non-controlling interests				(1)	$ 0
Total
Disclosure of detailed information about business combination [line items]
Effect of buy-out of non-controlling interests			$ 78	$ (1)	$ 78
Telefonica Colombia (Coltel)
Disclosure of detailed information about business combination [line items]
Potential acquisition, consideration paid	$ 1,000
Percentage of controlling interest acquired	67.50%
Acquisition price	$ 400						$ 362
Telecomunicaciones Digitales, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired			20.00%
Acquisition price			$ 290
Put option liability			$ 290
Tigo-UNE
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in joint venture	50.00%	50.00%
Tigo-UNE | EPM
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in joint venture	50.00%

[1]	See note A.1.2..